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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO. __                      [ ]
                         POST-EFFECTIVE AMENDMENT NO. __                     [ ]
                        (Check appropriate box or boxes)

                                   ----------

                          TRUST FOR INVESTMENT MANAGERS
               (Exact Name of Registrant as Specified in Charter)
                                 (626) 852-1033
                        (Area code and Telephone Number)

                       2020 East Financial Way - Suite 100
                           Glendora, California 91741
          (Address of Principal Executive Offices, including Zip Code)

                               Robert H. Wadsworth
                       2020 East Financial Way - Suite 100
                           Glendora, California 91741
                     (Name and Address of Agent for Service)

                             Copy to: Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             555 South Flower Street
                          Los Angeles, California 90071

                                   ----------

                  Approximate Date of Proposed Public Offering:
                As soon as practicable following effective date.

                                   ----------

  The registrant hereby amends this Registration Statement under the Securities
       Act of 1933 on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said
                          Section 8(a), may determine.

                                   ----------

      Title of Securities Being Registered: Shares of Beneficial Interest.

    No filing fee is required because of Registrant's reliance on Rule 24f-2.

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
                              STOCKJUNGLE.COM TRUST
                   STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND
                     STOCKJUNGLE.COM PURE PLAY INTERNET FUND
                   STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND


                            NOTICE OF SPECIAL MEETING
                        TO BE HELD ON [__________], 2000


     A Special Meeting (the "Meeting") of shareholders of the StockJungle.com Market Leaders Growth Fund, StockJungle.com Pure Play Internet Fund, and StockJungle.com Community Intelligence Fund (collectively, the "Funds") will be held on [__________], 2000, at 10:00 a.m., Pacific Time, at the offices of StockJungle.com Trust, 5750 Wilshire Boulevard - Suite 560, Los Angeles, California 90036.

     At the Meeting, the shareholders of the Funds will be asked to consider and vote on a proposed reorganization of the Funds into identical, newly created portfolios (the "New Funds") of the Trust for Investment Managers ("TIM") and such other business as may properly come before the Meeting or any adjournments. Although the New Funds will be identical to the existing Funds in most respects, the New Funds will pay some operating expenses not presently paid by the Funds.

     The Board of Trustees has unanimously approved the proposed reorganization and recommends that you vote FOR the proposal. Please read the accompanying Combined Proxy Statement and Prospectus for a more complete discussion of the proposed reorganization.


                                        BY ORDER OF THE BOARD OF TRUSTEES
                                        MICHAEL J. WITZ, PRESIDENT

[__________], 2000


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WHO CAN VOTE?

Any person owning shares of a Fund on [__________], 2000.

WHY SHOULD I BOTHER TO VOTE?

YOUR VOTE IS IMPORTANT. If the Funds do not receive enough votes, they will have additional expenses to mail proxies again or solicit shareholders by telephone so the Meeting can take place.

HOW CAN I VOTE?

- By the INTERNET - Go to the website at [__________].
- By FAX - Vote, sign, and fax the enclosed ballot to [__________].
- By MAIL - Vote, sign, and mail the enclosed ballot in the envelope provided.
- By PHONE - Call [__________], extension [_____].
- IN PERSON at the Meeting - If you attend the Meeting in person, you may change your vote at that time.

QUESTIONS?

Call us at [1-800-__________], extension [_____].
--------------------------------------------------------------------------------

                              STOCKJUNGLE.COM TRUST
                          TRUST FOR INVESTMENT MANAGERS


                   STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND
                     STOCKJUNGLE.COM PURE PLAY INTERNET FUND
                   STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND


                     COMBINED PROXY STATEMENT AND PROSPECTUS


     The Board of Trustees of StockJungle.com Trust (referred to below as "SJTRUST") is soliciting the enclosed proxy in connection with a Special Meeting (the "MEETING") of shareholders of the portfolios of SJTrust. The portfolios are the StockJungle.com Market Leaders Growth Fund ("GROWTH FUND"), StockJungle.com Pure Play Internet Fund ("INTERNET FUND"), and StockJungle.com Community Intelligence Fund ("COMMUNITY FUND"). These portfolios are sometimes referred to below as the "Funds." The Meeting will be held on [__________], 2000 at 10:00 a.m. Pacific Time at 5750 Wilshire Boulevard - Suite 560, Los Angeles, California.

     The Meeting is being called to consider the proposed reorganization of the Funds into identical, newly created portfolios (the "NEW FUNDS") of Trust for Investment Managers ("TIM"), and to transact such other business as may properly come before the Meeting or any adjournments. SJTrust, a Massachusetts business trust, and TIM, a Delaware business trust, both are open-end management investment companies (referred to generally as "mutual funds").

     The investment objectives and policies of each of the New Funds are identical to those of the corresponding Funds. The investment adviser of the New Funds is StockJungle.com Investment Advisers, Inc. (the "ADVISER"), which currently serves as adviser to the Funds. Each New Fund will pay an advisory fee to the Adviser at the rate of 1.00% of average annual net assets, and will pay its other normal New Fund operating expenses, except that the Adviser will pay all normal operating expenses of the New Fund (other than brokerage commissions and extraordinary expenses) over 1.45%. Each of the Funds currently pays the Adviser a 1.00% annual advisory fee, but the Adviser currently pays all the Fund's normal operating expenses (other than brokerage commissions and extraordinary expenses), effectively capping Fund expenses at 1.00%.

     This Combined Proxy Statement and Prospectus (the "PROXY STATEMENT") is furnished to the shareholders of each Fund on behalf of SJTrust's Board of Trustees in connection with the Funds' solicitation of voting instructions for use at the Meeting. This Proxy Statement is being mailed to shareholders of the Funds on or about [__________], 2000.

     This Proxy Statement is organized as follows:

     1. Summary of Proxy Statement - begins on page 3.

     2. Proposed Reorganization of the Funds - begins on page 8.

     3. Voting and Meeting Procedures - begins on page 14.

     4. General Information - begins on page 17.

     The New Funds will have the same names as the existing Funds. To avoid confusion, the New Funds are referred to below as the "NEW GROWTH FUND," "NEW INTERNET FUND," and "NEW COMMUNITY FUND," respectively.

     A prospectus for the New Funds (the "PROSPECTUS") accompanies and is incorporated into this Proxy Statement. This Proxy Statement and the Prospectus set forth concisely the information about the proposed reorganization that you should know before voting on the proposed reorganization. You should retain them for future reference.

     Additional information about TIM has been filed with the Securities and Exchange Commission (the "COMMISSION"). You can review it at the Public Reference Room of the Commission (for hours of operation, call 1-202-942-8090). You may retrieve text-only copies at no charge from the "EDGAR" database on the Commission's website at http://www.sec.gov. You also may get such copies for a fee by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, or by e-mail to the Commission at publicinfo@sec.com.

     THE  SECURITIES  AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR  DISAPPROVED
THESE   SECURITIES   OR  PASSED  ON  THE  ADEQUACY  OF  THIS   PROSPECTUS.   ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Dated: __________, 2000

                           SUMMARY OF PROXY STATEMENT

     The Board of Trustees of SJTrust has approved a plan to reorganize the Funds into the New Funds. The New Funds are portfolios of TIM, a registered investment company with multiple portfolios advised by a variety of independent investment advisers. TIM is sponsored and administered by Investment Company Administration L.L.C. ("ICA") to permit smaller advisers to offer the benefits of mutual fund portfolios to their clients. Fund management believes that reorganizing the Funds as part of the TIM fund group with other portfolios may in the long run reduce certain expenses paid by shareholders (such as securities registration fees, legal fees, insurance costs and trustee fees and expenses), as economies of scale may result when Fund assets are aggregated with assets of other TIM portfolios by spreading such expenses over a larger asset base.

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and policies of each of the New Funds are identical to those of the corresponding Funds. These are as follows:

INVESTMENT OBJECTIVES

     Each Fund seeks to provide investors with long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

     The Adviser uses the StockJungle.com Community Site as a resource to identify potential candidates for the Funds' respective portfolios. The Adviser researches and analyzes recommendations on the Community Site to determine the companies' potential for capital appreciation; if a suggested company is deemed acceptable by the Adviser, it selects the company for purchase by a Fund.

     Each Fund normally will be fully invested (subject to liquidity needs) in a diversified portfolio of equity securities of U.S. companies.

     THE STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND invests in companies that, in the opinion of the Adviser, have demonstrated consistently fundamental investment value, hold strong competitive positions in their respective industries and have favorable long-term growth prospects. In addition, the Fund may invest up to 20% of its net assets in the common stock of companies the Adviser identifies as relatively new leaders in smaller, less established industries that have favorable growth prospects.

     THE STOCKJUNGLE.COM PURE PLAY INTERNET FUND invests in companies the Adviser determines to be "Pure Play Internet" companies, i.e., companies that derive at least 50% of their revenue from the Internet and/or the World Wide Web ("WWW"), and whose stocks have the potential for long-term growth.

     THE STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND invests in companies with market capitalizations of at least $100 million and favorable growth prospects. The Adviser selects portfolio securities for the Fund solely from a pool of equity investment opportunities which are (i) recommended to StockJungle.com, Inc. by visitors to its website, (ii) researched by the adviser and analyzed to determine their potential for capital appreciation, and (iii) if deemed acceptable by the Adviser, selected for investment by the Fund.

COMPARISON OF STRUCTURE AND OPERATION

     Each New Fund will be advised and operated in substantially the same manner as its corresponding Fund. The Adviser, which currently advises the Funds, will continue to act as adviser to the New Funds. The other service providers to the Funds will also be unchanged. There will be no significant change in distribution and purchase procedures, exchange rights, or redemption procedures.

     The New Funds are established and administered under Delaware law, while the Funds are maintained under Massachusetts law. The two forms of organization are very similar. The operations of TIM, like those of SJTrust, are subject to the provisions of the Investment Company Act of 1940 (the "1940 ACT"), and to the rules and regulations of the Commission thereunder.

     The reorganization will have no material federal income tax consequences to you, the Funds or the New Funds.

COMPARISON OF FEES AND EXPENSES

     TIM has adopted a shareholder service plan under which the New Funds may pay expenses of the Adviser and others associated with servicing of shareholders of the New Funds up to 0.25% of the New Funds' average annual net assets. In comparison, SJ Trust has no such plan.

     The Investment Advisory Agreement between the Adviser and the New Funds provides that each New Fund pays an advisory fee at the annual rate of 1.00% of the New Fund's average net assets, and other normal New Fund operating expenses, except that the Adviser will reimburse each New Fund for all operating expenses (other than brokerage commissions and extraordinary expenses) over 1.45% of the New Fund's average net assets. In comparison, under the current Investment Advisory Agreement between the Adviser and the Funds, the Funds pay the Adviser a 1.00% advisory fee, but the Adviser pays all the Funds' normal operating expenses (other than brokerage commissions and extraordinary expenses), effectively capping annual expenses at 1.00%.

     However, before management of SJTrust had suggested the possibility of reorganizing SJTrust to its Board of Trustees, the Board had adopted a shareholder service plan for the Funds similar to the plan adopted for the New Funds, and had approved an increase in the expense cap of the Funds to 1.45% (subject to approval of the shareholders of the Funds). Thus, if for any reason the reorganization is not approved by the shareholders of the Funds, the Board intends to hold another special meeting of shareholders to approve an amendment to the Funds' current Investment Advisory Agreement to increase the expense cap for the Funds to 1.45%.

     The following table compares the annual operating expenses of each Fund with the corresponding New Fund.

Annual Fund                         Market Leaders         Pure Play          Community
Operating Expenses                   Growth Fund         Internet Fund     Intelligence Fund
(expenses deducted                 ----------------    -----------------    ----------------
from Fund assets)                  Existing    New     Existing     New     Existing    New
-----------------                  --------   -----    --------    -----    --------   -----
Management Fee                       1.00%     1.00%     1.00%      1.00%     1.00%     1.00%
Distribution (12b-1) Fee             None      None      None       None      None      None
Other Expenses                       0.00%    25.97%     0.00%     16.79%     0.00%     5.98%
Total Annual Operating Expenses      1.00%    26.97%     1.00%     17.79%     1.00%     6.98%
Fee Waivers and Expense
Reimbursements                       None    -25.52%     None     -16.34%     None     -5.53%%
Net Expenses                         1.00%     1.45%     1.00%      1.45%     1.00%     1.45%

     The following example compares the cost of investing in the New Funds with the cost of investing in the existing Funds. The example assumes that:

     *    you invest $10,000 the time periods indicated;

     *    your investment has a 5% return each year;

     *    Fund operating expenses remain the same; and

     *    you redeem your shares at the end of the relevant period.

ALTHOUGH YOUR ACTUAL COSTS MAY BE
HIGHER OR LOWER, BASED ON THESE
ASSUMPTIONS YOUR COSTS WOULD BE AS
FOLLOWS:                                             1 YEAR          3 YEARS
                                                     ------          -------
MARKET LEADERS GROWTH FUND

     Existing                                         $102             $318
     New                                              $147             $458

PURE PLAY INTERNET FUND

     Existing                                         $102             $318
     New                                              $147             $458

COMMUNITY INTELLIGENCE FUND

     Existing                                         $102             $318
     New                                              $147             $458

COMPARISON OF RISK FACTORS

     The principal investment risks of each of the New Fund are identical to those of the corresponding Funds. These are as follows:

RISK OF LOSS

     The loss of money is a risk of investing in any of the Funds.

MARKET RISK

     The net asset value of each Fund fluctuates based on changes in the value of the securities in which the Fund invests. Market prices of these securities may be adversely affected by an issuer's having experienced losses or by the lack of earnings or the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The U.S. stock market is generally susceptible to volatile fluctuations in market price. Investments in equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply.

INVESTMENT IN SMALL AND MID-SIZE COMPANIES

     The Funds may invest in issuers with small or mid-sized capital structures (generally a market capitalization of $5 billion or less). These companies may have a relatively limited operating history and less capital resources than larger companies. In addition, the market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger more established companies. Accordingly, the net asset value of each Fund will be more susceptible to significant losses if the value of these securities suddenly declines.

INVESTMENT IN NEW AND UNSEASONED COMPANIES

     The Funds may invest in companies that are relatively new and unseasoned and in their early stages of development, which may not be well known to the investing public or have significant institutional ownership. In addition, these companies may be developing or marketing new products or services for which markets are not yet established and may never become established. Finally, new and unseasoned companies may have relatively small revenues and limited product lines, markets, or financial resources; their securities are often traded over-the-counter or on a regional exchange and may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the market prices of these securities may be more subject to volatile fluctuations than those of more mature issuers. Such fluctuations could have an adverse effect on the net asset value of each Fund and could result in the loss of your investment.

SECTOR RISK

     The value of the Pure Play Internet Fund's shares is susceptible to factors affecting the Internet and WWW such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this sector, as well as other factors affecting capital markets generally and the Internet sector of those markets. Furthermore, securities of companies in this sector tend to be more volatile than securities of companies in other sectors. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of the Fund's shares and could result in the loss of your investment.

RELIANCE ON COMMUNITY INTELLIGENCE

     The effectiveness of the Funds' investment strategies is directly contingent upon widespread participation by visitors to the Community Site and the Adviser's ability to select investments from the pool recommended by visitors to the Community Site. There are no assurances that visitors to the Community Site will participate or that the Adviser will be able to select profitable investment opportunities from the pool recommended by visitors to the Community Site.

                      PROPOSED REORGANIZATION OF THE FUNDS

     The Board of Trustees of SJTrust has approved a plan to reorganize the Funds into the New Funds. The purpose of the reorganization is to lower the expenses paid by the shareholders of the Funds. To proceed, we need the approval of the shareholders of each Fund. The following pages outline the important details of the reorganization in response to the following questions:

     *    Why do we want to reorganize the Funds?

     *    How will we accomplish the reorganization?

     *    What are some of the differences between the Funds and the New Funds?

     * What aspects of the Funds will not change as a result of the reorganization?

     * How will the capitalization of the New Funds compare with that of the existing Funds?

WHY DO WE WANT TO REORGANIZE THE FUNDS?

     As Internet-based investment company portfolios, the Funds are pioneering relatively new methods of mutual fund operation and distribution. The proposed reorganization is part of the continuing evolution of the Funds' concept.

     At their meeting on March 23, 2000, the Board of Trustees of SJTrust determined that it would be in the best interest of the Funds' shareholders to approve a shareholder service plan permitting the Funds to pay expenses of the Adviser and others associated with servicing of Fund shareholders up to 0.25% of the Funds' average annual net assets, and an increase in the annual expense cap of the Funds from 1.00% to 1.45% of average annual net assets (subject to approval by the shareholders of the Funds).

     The Funds are currently distributed only through the website maintained by the Adviser's parent, Stockjungle.com, Inc. As of [__________], 2000, the total assets of the Funds were $[___] million. The annual expenses of the Funds are currently capped by the Adviser at 1.00% of the Funds' average daily net assets (as a result of the Adviser's "unitary fee" structure, in which the Adviser is paid a single fee from which it pays all normal Fund expenses), and the resulting expense subsidies to the Funds are provided by the Adviser and its parent company (which has other sources of income from its operation of the Stockjungle.com web site). However, at the current asset level of the Funds, these subsidies would amount to more than $__ million per year. The Adviser and the Board of Trustees believe that, to remain viable in the long run, the Funds will have to substantially increase their assets, so that any expense subsidies will be lower or can be eliminated. The Board of Trustees and management of the Funds believe that obtaining exposure to shareholders from other unaffiliated sources of distribution will assist in increasing the Funds' assets, and that adoption of a shareholder service plan will enable the Funds to do so.

     At the March 23 Board meeting, management also recommended and the Board approved an amendment to the current Investment Advisory Agreement of the Funds to depart from the current "unitary fee" structure, and to increase the annual expense cap of the Funds from 1.00% to 1.45% of average annual net assets. Of this amount, 0.25% is attributable to the addition of the plan of distribution. The additional increase of 0.20% of average annual net assets was recommended to help ameliorate the impact on the Adviser and its parent of the current expense cap, and to ensure that they can continue to maintain and improve the technology platform on which Fund operations are based in order to provide Fund shareholders with the proper level of service and support. In addition, management believes that the existing "unitary fee"structure has proved to be confusing to prospective investors, and that a more traditional expense methodology will be easier for most shareholders to understand and compare with other mutual funds. As is the current case, the Adviser will not be reimbursed in the future for any remaining expense subsidies to the Funds. Your vote in favor of the reorganization will also in effect be a vote in favor of this amendment.

     At their meeting of June 1, 2000, the Board of Trustees of SJTrust approved the retention of ICA to provide administration services to the Funds, of First Fund Distributors, Inc. (an affiliate of ICA) to provide distribution services to SJTrust, and of Unified Fund Services, Inc. ("Unified") to provide fund accounting and transfer agency services to SJTrust, in place of Countrywide Fund Services, Inc., which was then providing such services. ICA and its affiliate began providing such services to SJTrust on June 15, 2000, and Unified will begin doing so on October 1, 2000.

     As discussions on the implementation of the transition to ICA continued, management concluded that the Funds could obtain the services of ICA and its affiliate at the same cost through reorganization of the Funds into portfolios of TIM (which is sponsored by ICA), and that such a reorganization could in the long run assist in reducing the expenses of the Funds (such as securities registration fees, legal fees, insurance costs and trustee fees) as a result of the economies of scale which may result when Fund assets were aggregated with the assets of other TIM portfolios and spread over a larger asset base. Accordingly, after further consideration of these matters, management of SJTrust recommended and the Board of Trustees of SJTrust approved the proposed reorganization at their meeting of July 18, 2000. In that connection, the Board specifically determined, as required by the 1940 Act, that the proposed reorganization is in the best interests of the shareholders of each of the Funds, and that the interests of the shareholders will not be diluted as a result of the reorganization.

HOW WILL WE ACCOMPLISH THE REORGANIZATION?

     The Board of Trustees has approved a reorganization agreement between SJTrust (on behalf of the Funds) and TIM (on behalf of the New Funds). This agreement spells out the terms and conditions of the reorganization of the Funds.

     If  the  shareholders  of  each  Fund  approve  the   reorganization,   the
reorganization essentially will involve the following steps, which will occur more or less simultaneously:

     * First, each Fund will transfer all of its assets and liabilities to the corresponding New Fund. (In other words, the Growth Fund will transfer its assets and liabilities to the New Growth Fund; the Internet Fund will transfer its assets and liabilities to the New Internet Fund; and the Community Fund will transfer its assets and liabilities to the New Community Fund.)

     * Second, in exchange for the assets transferred to the New Funds, each Fund will receive shares of the corresponding New Fund having a total value equal to the value of the assets the Fund transferred to the New Fund (net of any liabilities).

     * Third, each Fund will distribute the New Fund shares it receives to its shareholders and dissolve.

     * Fourth, each New Fund will open an account for each shareholder of the corresponding dissolving Fund, and will credit the shareholder with shares of the New Fund having the same total value as the Fund shares that he or she owned on the date of the reorganization. Share certificates will not be issued.

     The Adviser will pay the expenses of the reorganization.

     If the reorganization is approved by the Funds' shareholders, it will take place as soon as feasible. Fund management believes this should be accomplished by [__________], 2000. However, at any time before the reorganization the Board of Trustees may decide that it is not in the best interest of the Funds or their respective shareholders to go forward.

WHAT ARE SOME OF THE DIFFERENCES BETWEEN THE FUNDS AND THE NEW FUNDS?

GOVERNING DOCUMENTS AND LAW.

     The New Funds were established pursuant to an Agreement and Declaration of Trust (the "TIM Declaration of Trust") under Delaware law. The New Funds' operations are governed by the TIM Declaration of Trust and Delaware law applicable to business trusts in Delaware.

     The Funds were established pursuant to an Agreement and Declaration of Trust (the "Sjtrust Declaration of Trust") under Massachusetts law. The Funds' operations are governed by the SJTrust Declaration of Trust and by Chapter 182 of the General Laws of the Commonwealth of Massachusetts, which governs business trusts in Massachusetts.

     The two forms of organization are very similar. The operations of the New Funds, like those of the Funds, are subject to the provisions of the 1940 Act, and to the rules and regulations of the Commission thereunder.

STATE LAWS.

     SJTrust is organized as a Massachusetts business trust. Massachusetts law does not expressly provide that claims of third parties against shareholders, trustees, officers, employees, and agents of SJTrust for any act, omission, or obligation of SJTrust are limited to the assets of SJTrust. Because Massachusetts business trust law is silent on this issue, some commentators believe that under Massachusetts law shareholders of Massachusetts trusts such as SJTrust could, under certain circumstances, be held personally liable for trust obligations.

     TIM is organized as a Delaware business trust. Under Delaware law, the shareholders, trustees, officers, employees, and agents of TIM are not liable to third persons for any act, omission, or obligation of TIM unless otherwise provided in the certificate of trust. The TIM certificate of trust does not contain any such provisions, and under Delaware law the shareholders of the New Funds are therefore not liable to third parties for obligations of the New Funds.

     This is only a brief summary of certain similarities between the SJTrust Declaration of Trust and Massachusetts law, and the TIM Declaration of Trust and Delaware law. It is not a complete list of similarities or differences. Shareholders should refer to the provisions of the SJTrust Declaration of Trust, Massachusetts law, the TIM Declaration of Trust, and Delaware law for a more thorough comparison. Copies of the TIM Declaration of Trust and By-Laws are available to shareholders without charge upon written request to TIM at 2020 East Financial Way, Suite 100, Glendora, California 91741.

THE NEW FUNDS WILL HAVE A SHAREHOLDER SERVICE PLAN.

     The New Funds have adopted a shareholder service plan. This plan allows each New Fund to pay fees for services provided by the Adviser and others to its shareholders. The plan provides for the payment of a service fee at the annual rate of up to 0.25% of each New Fund's average daily net assets. The Board of Trustees has approved a similar plan for the Funds which is not yet in effect.

EXPENSES OF THE NEW FUNDS WILL BE GREATER THAN THOSE OF THE FUNDS.

     The Investment Advisory Agreement between the Adviser and the New Funds provides that the Adviser will be paid a fee equal to 1.00% of the average daily net assets of each of the New Funds -- the same as the existing Investment Advisory Agreement for the Funds. There is, however, a difference between the two Agreements with respect to overall operating expenses.

     The existing Investment Advisory Agreement provides for a "unitary" advisory fee - i.e., that the Adviser will pay all of the Funds' normal operating expenses, other than brokerage commissions and extraordinary or non-recurring expenses. The new Investment Advisory Agreement, on the other hand, provides that the New Funds are responsible for the payment of normal operating expenses, but that the Adviser will pay all such expenses in excess of 1.45% of the average daily net assets of the Fund, other than brokerage commissions and extraordinary or non-recurring expenses.

TRUSTEES AND OFFICERS WILL BE DIFFERENT.

     Subject to the provisions of the TIM Declaration of Trust, the business of TIM is managed by its trustees. Like the trustees of SJTrust, the trustees of TIM serve indefinite terms and have all powers necessary or convenient to carry out that responsibility. The responsibilities, powers, and fiduciary duties of the TIM trustees are substantially the same as those of the trustees of SJTrust under the SJTrust Declaration of Trust. The trustees and officers of TIM are identified and their backgrounds are described in the TIM Statement of Additional Information filed with the Commission.

SHAREHOLDERS OF THE NEW FUNDS WILL VOTE BY SHARES RATHER THAN DOLLARS.

     The SJTrust Declaration of Trust provides that each Fund shareholder is entitled to one vote for each dollar of net asset value of his or her shares of the Fund. The TIM Declaration of Trust provides that each New Fund shareholder is entitled to one vote for each of his or her shares of the New Fund, without regard to the net asset value of such shares.

WHAT ASPECTS OF THE FUNDS WILL NOT CHANGE AS A RESULT OF THE REORGANIZATION?

     After the reorganization, you will own shares of the New Fund that corresponds to the Fund in which you presently hold shares.

THE INVESTMENT OBJECTIVES, POLICIES, AND RESTRICTIONS OF THE NEW FUNDS ARE IDENTICAL TO THOSE OF THE CORRESPONDING FUNDS.

     You should review the current prospectus for the Funds (dated June 7, 2000, as supplemented on June 16 and June 21, 2000) and the "Investment Strategies" and "Main Risks" sections of the Prospectus of the New Funds for additional information.

THE INVESTMENT ADVISER AND SERVICE PROVIDERS WILL STAY THE SAME.

     StockJungle.com Investment Advisors, Inc. is the investment adviser to the Funds and will continue to manage the New Funds after the reorganization. The Funds are co-managed by Gordon Gustafson and Akber Zaidi, who will continue to have those responsibilities for the New Funds.

     Investment Company Administration L.L.C. is the administrator of the Funds, First Funds Distributors, Inc. is the distributor for the Funds, and Arthur Andersen LLP is the Funds' independent public accountant. They will serve in the same capacity for the New Funds after the reorganization. United Fund Services, Inc. will become the fund accounting agent and transfer agent for the Funds on October 1, 2000 (replacing Integrated Fund Services, Inc., which currently provides these services and will serve in the same capacity for the New Funds after the reorganization).

     See the "Management" section of the Prospectus for further information.

THE TOTAL VALUE OF YOUR SHARES WILL NOT BE AFFECTED BY THE REORGANIZATION.

     On the day of the reorganization, you will receive New Fund shares having the same total value as your shares of the corresponding Fund. The number of New Fund shares you receive, and the per share price of such shares, also will be the same as your shares of the corresponding Fund.

THE REORGANIZATION WILL HAVE NO MATERIAL FEDERAL INCOME TAX CONSEQUENCES.

     We expect the reorganization will have no material federal income tax consequences to you, to the Funds or to the New Funds. We will not proceed with the reorganization unless this point is confirmed by an opinion of counsel. Following the reorganization, the adjusted federal tax basis of your New Fund shares will be the same as the basis of your Fund shares before the reorganization. We do not expect Fund shareholders to incur any personal state or local taxes as a result of the reorganization, but you should consult your own tax adviser to make sure.

YOU WILL CONTINUE TO RECEIVE DIVIDENDS ANNUALLY.

     The Funds currently declare and pay dividends annually, and the New Funds will do the same. As was the case for the Funds, all dividends, if any, paid by the New Funds will be reinvested in shares of the New Funds unless you request otherwise in writing. If you have such a request on file for a Fund, it will be applied to your New Fund shares.

SHARE PURCHASE AND REDEMPTION PROCEDURES WILL NOT BE AFFECTED.

     The New Funds will have substantially the same purchase and redemption procedures as the Funds. As was the case for the Funds, the distributor for the New Funds does not charge any fees or sales charges on reinvestments in shares of the New Funds. See the "How to Purchase Shares" and "How to Redeem Shares" sections of the Prospectus.

HOW WILL THE CAPITALIZATION OF THE NEW FUNDS COMPARE WITH THAT OF THE EXISTING FUNDS?

     The following table sets forth as of September 1, 2000: (i) the capitalization of the Funds; (ii) the capitalization of the New Funds; and (iii) the pro forma capitalization of the New Funds, as adjusted to give effect to the reorganizations. If the reorganizations are consummated, the capitalization of the New Funds is likely to be different at the closing date as a result of daily share purchase and redemption activity in the Funds after September 1, 2000.

                                                    Stockjungle.com
                                               Market Leaders Growth Fund
                                         ---------------------------------------
                                                                       Pro Forma
                                         Existing         New          Combined
                                         --------         ----         ---------
Total Net Assets                                          $  0
Shares Outstanding                                           0
Net Asset Value Per Share                                    0

                                                    Stockjungle.com
                                                Pure Play Internet Fund
                                         ---------------------------------------
                                                                       Pro Forma
                                         Existing         New          Combined
                                         --------         ----         ---------
Total Net Assets                                          $  0
Shares Outstanding                                           0
Net Asset Value Per Share                                    0

                                                    Stockjungle.com
                                               Community Intelligence Fund
                                         ---------------------------------------
                                                                       Pro Forma
                                         Existing         New          Combined
                                         --------         ----         ---------
Total Net Assets                                          $  0
Shares Outstanding                                           0
Net Asset Value Per Share                                    0

                          VOTING AND MEETING PROCEDURES

     You can vote by mail, phone, fax, internet, or in person at the Meeting.

     * To vote by mail, sign and send us the enclosed Proxy voting card in the envelope provided.

     * To vote by fax, sign the enclosed Proxy card and fax both sides of it to 1-800-______.

     *    To vote by phone, call us at 1-800-________.

     *    To vote by internet, go to www.__________.

     If you vote electronically by phone or internet, SJ Trust or its agent will use reasonable procedures (such as requiring an identification number) to verify the authenticity of the vote cast. Each shareholder who casts an electronic vote will also be able to validate that his or her vote was received correctly.

     If you vote by Proxy, you can revoke your Proxy by notifying the Secretary of SJ Trust in writing, or by returning a Proxy with a later date. You can also revoke a Proxy by voting in person at the Meeting. Even if you plan to attend the Meeting and vote in person, please return the enclosed Proxy card to vote electronically. This will help us ensure that an adequate number of shares are present at the Meeting.

     In addition to the solicitation of proxies by electronic means, officers and employees of SJTrust, without additional compensation, may solicit proxies in person or by telephone. The costs associated with that solicitation and the Meeting will be paid by the Adviser and not by SJTrust or any Fund. The Adviser, and not SJTrust or any Fund, will pay any costs associated with any adjournments (discussed below) and further solicitation.

     The SJ Declaration of Trust provides that a quorum of the shareholders of a Fund is 30% of the outstanding shares of the Fund entitled to vote. If sufficient votes are not received by the date of the Meeting, a person named as proxy may propose one or more adjournments of the Meeting for a period or periods not more than 120 days in the aggregate to permit further solicitation of proxies. All proxies voted, including abstentions, will be counted toward establishing a quorum. The persons named as proxies will vote all proxies in favor of adjournment that voted in favor of the reorganization (or abstained) and vote against adjournment all proxies that voted against the reorganization.

     The Funds will be reorganized only if approved by a majority of the outstanding shares of each of the Funds. For this purpose, a "majority" of the outstanding shares of a Fund means the lesser of (i) more than 50% of the shares of the Fund entitled to vote at the Meeting, and (ii) 67% or more of the shares of the Fund present at the Meeting in person or by proxy, if the holders of more than 50% of the shares entitled to vote at the Meeting are present or represented by proxy. Abstentions do not constitute a vote "for" the reorganization and effectively result in a vote "against" the reorganization.

     Shareholders of each Fund at the close of business on [__________], 2000 will be entitled to be present and vote at the Meeting. Shareholders of each Fund will vote only with other shareholders of that Fund, separately from shareholders of any other Fund. As of that date, each of the Funds had outstanding and entitled to vote the following numbers of shares and total net assets:

       NAME OF FUND                       SHARES OUTSTANDING    TOTAL NET ASSETS
       ------------                       ------------------    ----------------
Market Leaders Growth Fund                      [_____]             $[_____]

Pure Play Internet Fund                         [_____]             $[_____]

Community Intelligence Fund                     [_____]             $[_____]

     The following tables show, to the knowledge of SJTrust's management, the percentage of the aggregate shares of each Fund owned at the close of business on [__________], 2000 by the officers and Trustees of SJTrust and the Adviser and by other persons owning beneficially more than 5% of the outstanding shares of each Fund:

                           MARKET LEADERS GROWTH FUND

                                              NUMBER OF   TOTAL NET   PERCENT OF
                NAME AND ADDRESS               SHARES       ASSETS     THE FUND
                ----------------               ------       ------     --------
[Name] ([Title])
[Address]                                      [_____]      [_____]      [___]%

All officers and Trustees of SJTrust
and the Adviser (including the above)
in the aggregate                               [_____]      [_____]      [___]%

                             PURE PLAY INTERNET FUND

                                              NUMBER OF   TOTAL NET   PERCENT OF
                NAME AND ADDRESS               SHARES       ASSETS     THE FUND
                ----------------               ------       ------     --------
[Name] ([Title])
[Address]                                      [_____]      [_____]      [___]%

All officers and Trustees of the Trust
and the Adviser (including the above),
in the aggregate                               [_____]      [_____]      [___]%

                           COMMUNITY INTELLIGENCE FUND

                                              NUMBER OF   TOTAL NET   PERCENT OF
                NAME AND ADDRESS               SHARES       ASSETS     THE FUND
                ----------------               ------       ------     --------
[Name] ([Title])
[Address]                                      [_____]      [_____]      [___]%

All officers and Trustees of the Trust
and the Adviser (including the above),
in the aggregate                               [_____]      [_____]      [___]%

                               GENERAL INFORMATION

     The persons named in the accompanying Proxy will vote in each case as directed in the Proxy, but in the absence of any direction, they intend to vote FOR the reorganization and may vote in their discretion with respect to other matters that may be presented to the Meeting.

OTHER MATTERS TO COME BEFORE THE MEETING

     SJTrust's management does not know of any matters to be presented at the Meeting other than those described in this Proxy Statement. If other business should properly come before the Meeting, the Proxy holders will vote on them in accordance with their best judgment.

SHAREHOLDER PROPOSALS

     The Meeting is a special meeting of shareholders. Neither SJTrust nor TIM is required, nor does it intend, to hold regular annual meetings of its shareholders. If such a meeting is called, any shareholder who wishes to submit a proposal for consideration at the meeting should submit the proposal promptly to the SJTrust or TIM, as the case may be. Any proposal to be considered for submission to shareholders must comply with applicable federal and state laws.

NAMES AND ADDRESSES

     The Funds' investment adviser is StockJungle.com Investment Advisors, Inc., located at 5750 Wilshire Boulevard, Suite 560, Los Angeles, California 90036. The Funds' administrator is Investment Company Administration, L.L.C., located at 2020 East Financial Way, Suite 100, Glendora, California 91741. The Funds' transfer agent and accountant is currently Countrywide Fund Services, Inc., located at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202; after October 1, 2000, it will be Unified Fund Services, Inc., located at 431 North Pennsylvania Street, Indianapolis, Indiana 46204. The Funds' distributor is First Fund Distributors, Inc., an affiliate of ICA, located at the same address as ICA indicated above. The Funds' custodian is Fifth Third Bank, located at 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

     PLEASE SIGN AND RETURN THE ENCLOSED PROXY PROMPTLY TO ASSURE A QUORUM AT THE MEETING.

                                        MICHAEL WITZ, PRESIDENT

Los Angeles, California
[__________], 2000

                                    FORM N-14

                 -----------------------------------------------

                                     PART B

                 -----------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                   STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND
                     STOCKJUNGLE.COM PURE PLAY INTERNET FUND
                   STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND


                       2020 East Financial Way - Suite 100
                           Glendora, California 91741
                            Telephone: (626) 852-1033

     This  Statement  of  Additional  Information  relates  specifically  to the proposed reorganization of the StockJungle.com Market Leaders Growth Fund, StockJungle.com Pure Play Internet Fund, and StockJungle.com Community Intelligence Fund, which are series of StockJungle.com Trust. It consists of this cover page and the Statement of Additional Information of Trust for Investment Managers filed with the Securities and Exchange Commission as part of Registrant's Form N-1A Registration Statement on [____________].

     This Statement of Additional Information is not a prospectus. A Combined Proxy Statement and Prospectus dated [________], 2000 relating to the proposed reorganization may be obtained from Trust for Investment Managers at the telephone number and address above. This Statement of Additional Information relates to, and should be read in conjunction with, that Combined Proxy Statement and Prospectus.

     The date of this Statement of Additional Information is [________], 2000.

                                    FORM N-14

                 -----------------------------------------------

                                     PART C

                 -----------------------------------------------


                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

     Article VI of Registrant's By-Laws states as follows:

     SECTION 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

     SECTION 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

     (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

     (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

     (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

     The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

     SECTION 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

     SECTION 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

     No indemnification shall be made under Sections 2 or 3 of this Article:

     (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

     (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

     (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

     SECTION 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

     SECTION 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

     (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

     (b) A written opinion by an independent legal counsel.

     SECTION 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

     SECTION 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

     SECTION 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

     (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

     (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

     SECTION 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

     SECTION 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS.

     (1)       Agreement and Declaration of Trust.(a)

     (2)       By-Laws.(a)

     (3)       Not applicable.

     (4)       Form of Agreement and Plan of Reorganization.

     (5)       Specimen Share Certificate.(b)

     (6)       Form of Investment Advisory Agreement.(c)

     (7)       Form of Distribution Agreement.(d)

     (8)       Not applicable.

     (9)       Form of Custody Agreement.(c)

     (10)      Not applicable.

     (11) Opinion and consent of Paul, Hastings, Janofsky & Walker LLP as to the legality of the securities being registered.(c)

     (12) Form of opinion and consent of Paul, Hastings, Janofsky & Walker LLP regarding tax matters and consequences.

     (13.1)    Form of Administration Agreement.(b)

     (13.2)    Form of Transfer Agent and Fund Accounting Agreement.(c)

     (13.3)    License Agreement with StockJungle.com, Inc.(c)

     (13.4)    Shareholder Services Plan.(c)

     (14)      Consent of Arthur Andersen LLP, independent auditors.

     (15)      None.

     (16)      None.

     (17.1)    Form of proxy card.

     (17.2)    Prospectus.(c)

     (17.3)    Statement of Additional Information.(c)

----------
(a) Filed as an exhibit to Registrant's Registration Statement on Form N-1A filed via EDGAR on June 18, 1999 and incorporated herein by reference.
(b) Filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed via EDGAR on September 17, 1999 and incorporated herein by reference.
(c) Filed as an exhibit to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A filed via EDGAR on August 4, 2000 and incorporated herein by reference.
(d) Filed as an exhibit to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed via EDGAR on February 18, 2000 and incorporated herein by reference.

ITEM 17. UNDERTAKINGS.

     (1) The undersigned Registrant agrees that prior to any public offering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant undertakes to file a final copy of tax opinion and consent of counsel, the form of which is filed herewith as Exhibit 12, upon delivery thereof to Registrant.

                                   SIGNATURES


     As required by the Securities Act of 1933, this registration statement has been signed on behalf of Registrant in the City of Phoenix, State of Arizona, on the 9th day of August, 2000.

                                        TRUST FOR INVESTMENT MANAGERS


                                        By: /s/ ROBERT H. WADSWORTH
                                            ------------------------------------
                                            Robert H. Wadsworth
                                            President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                             Title                      Date
---------                             -----                      ----

/s/ ROBERT H. WADSWORTH               Trustee                    August 9, 2000
--------------------------
Robert H. Wadsworth


/s/ ROBERT M. SLOTKY                  Principal                  August 9, 2000
--------------------------            Financial Officer
Robert M. Slotky


/s/ GEORGE J. REBHAN                  Trustee                    August 9, 2000
--------------------------
George J. Rebhan


/s/ ASHLEY T. RABUN                   Trustee                    August 9, 2000
--------------------------
Ashley T. Rabun


/s/ JAMES CLAYBURN LAFORCE            Trustee                    August 9, 2000
--------------------------
James Clayburn Laforce

                                  EXHIBIT INDEX

                          TRUST FOR INVESTMENT MANAGERS

                        Form N-14 Registration Statement


(4)       Form of Agreement and Plan of Reorganization

(12) Form of opinion and consent of counsel as to tax matters and consequences

(14)      Consent of Arthur Andersen LLP, independent auditors

(17.1)    Form of proxy card

(17.2)    Prospectus

(17.3)    Statement of Additional Information